Related Party Transactions (Details) - USD ($)						1 Months Ended		3 Months Ended	4 Months Ended	12 Months Ended
	Nov. 10, 2021	Nov. 09, 2021	Nov. 12, 2020	Nov. 12, 2020	Nov. 09, 2020	Dec. 31, 2021	Sep. 30, 2021	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Mar. 01, 2022	Feb. 13, 2022	Feb. 02, 2022	Dec. 24, 2020	Sep. 30, 2020
Related Party Transactions (Details) [Line Items]
Issuance of sponsor shares (in Shares)			479,000	479,000
Issuance of price per share (in Dollars per share)			$ 10	$ 10
Aggregate principal amount							$ 300,000
Formation cost			$ 177,591
Price per share (in Dollars per share)		$ 10
Initial public offering, value		$ 900,000
Principal amount												$ 750,000
Note rate per annum		4.00%				4.00%				4.00%
Ordinary rice, per share (in Dollars per share)		$ 11.5				$ 10		$ 10		$ 10
Outstanding loans						$ 900,000		$ 1,320,000		$ 900,000
Accrued interest expense						5,027		19,002		5,027
Change in fair value of principal note						$ 70,297		82,857		70,297
Office rent per month					$ 10,000
Working capital loans										$ 1,500,000
Additional price per unit (in Dollars per share)						$ 10				$ 10			$ 11.5
Outstanding loans										$ 975,324
Accrued related agreement									$ 17,000
Unsecured Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Principal amount		$ 900,000													$ 300,000
Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Outstanding loans								$ 420,000
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)														337,500
IPO [Member]
Related Party Transactions (Details) [Line Items]
Issuance of sponsor shares (in Shares)	900,000	9,000,000	9,000,000	9,000,000				9,000,000		9,000,000
Issuance of price per share (in Dollars per share)	$ 0.1		$ 10	$ 10		$ 10		$ 10		$ 10
Price per share (in Dollars per share)		$ 0.1
Ordinary rice, per share (in Dollars per share)			$ 10.17	$ 10.17
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Issuance of sponsor shares (in Shares)							2,875,000
Aggregate of Founder shares (in Shares)					287,500
Founder shares outstanding (in Shares)					2,587,500			2,250,000
Shares subject to forfeiture (in Shares)					337,500			337,500
Founder shares, description								At the election of the Sponsor, up to $600,000 of the unpaid principal amount of the Note may be converted into units of the Company, each unit consisting of one Class A share of the Company, one right exchangeable into one-tenth of one Cass A ordinary share and one warrant exercisable for one-half of one Class A ordinary share of the Company upon the consummation of an initial business combination (the “Conversion Units”), equal to (x) the portion of the principal amount of the Note being converted, divided by (y) $10.00 rounded up to the nearest whole number of units.	At the election of the Sponsor, up to $600,000 of the unpaid principal amount of the Note may be converted into units of the Company, each unit consisting of one Class A share of the Company, one right exchangeable into one-tenth of one Cass A ordinary share and one warrant exercisable for one-half of one Class A ordinary share of the Company upon the consummation of an initial business combination (the “Conversion Units”), equal to (x) the portion of the principal amount of the Note being converted, divided by (y) $10.00 rounded up to the nearest whole number of units.
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Issuance of sponsor shares (in Shares)							25,000
Issuance of sponsor shares							$ 25,000
Issuance of price per share (in Dollars per share)							$ 0.01
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Principal amount												750,000
Outstanding loans											$ 300,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Principal amount		$ 900,000
Note rate per annum		4.00%
American Physicians LLC [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Principal amount												750,000
American Physicians LLC [Member]
Related Party Transactions (Details) [Line Items]
Principal amount												$ 750,000